Trade and Other Payables (Details 1) $ in Thousands	Dec. 31, 2019 CAD ($)
Trade and other payables [abstract]
Less than one year	$ 337
One to five years	604
Later than 5 years	263
Total undiscounted lease liabilities	$ 1,204